Subsequent Events	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Apr. 30, 2013
Subsequent Events
NOTE 8 - Subsequent Events

On August 29, 2013, the Company filed a Form S-1 Registration Statement in connection with a proposed public offering to sell a maximum of 250,000 shares of common stock at $0.20 per share for gross proceeds of $50,000. There can be no assurances that such offering will be successful.

During the period May 1, 2013 to July 19, 2013 the Company borrowed an additional $7,478 from P&G Holdings, LLC, thereby increasing the principal amount owed to P&G Holdings, LLC to $76,404 (See Note 7).